Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2011	2012

Raw materials	$14,418	21,360
Work in progress	1,723	4,441
Finished products	77,324	39,753

	$93,465	65,554

Finished products include products shipped to customers for which revenues were not recognized as of December 31, 2012. Such products amounted to $ 49,101 and $ 19,266 at December 31, 2011 and 2012, respectively.

During the year ended December 31, 2010, 2011 and 2012, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 1,963, $ 3,483 and $ 904, respectively that have been included in cost of revenues.

Inventory write-off provision as of December 31, 2011 and 2012 amounted of $ 3,505 and $ 2,887, respectively.